Discontinued Operations	12 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS
As previously described, assets and liabilities and income (loss) from discontinued operations are presented separately in the Consolidated Balance Sheets and Statements of Operations for all periods presented.
The following tables reconcile the carrying amounts of the major classes of assets and liabilities of discontinued operations to the current assets and liabilities of discontinued operations as presented on the Company’s Consolidated Balance Sheets:

Assets and Liabilities of Discontinued Operations	June 30, 2026	June 30, 2025
	$	$
Current Assets of Discontinued Operations
Cash and cash equivalents	55,638	332,441
Accounts receivable, net	31,458	465,104
Prepaids and other current assets	4,067	2,200
Inventories	90,164	961,173

Total Current Assets of Discontinued Operations	181,327	1,760,918

Current Liabilities of Discontinued Operations
Accounts payable and accrued liabilities	111,733	173,438

Total Current Liabilities of Discontinued Operations	111,733	173,438

The following table provides details about the major classes of line items constituting “Income (loss) from discontinued operations” as presented in the Company’s Consolidated Statements of Operations:
Income (Loss) from Discontinued Operations

	Year ended
	June 30, 2026	June 30, 2025
	$	$
Sales	3,176,496	4,942,633
Cost of sales	(2,466,653)	(3,236,047)

Gross profit	709,843	1,706,586
Operating Expenses
General and administrative	1,880,227	1,143,297
Research and development	15,128	32,718
Amortization and depreciation	2,197	2,396

Total Operating Expenses	1,897,552	1,178,411
Income (Loss) of Discontinued Operations before Provision for Income Taxes	(1,187,709)	528,175

Provision for Income Taxes	—	—

Net income (loss) of Discontinued Operations	(1,187,709)	528,175

The following table presents cash flow information from the discontinued operations as presented in the Company’s Consolidated Statements of Cash Flows.

	June 30, 2026	June 30, 2025
	$	$
Changes in discontinued assets and liabilities
Accounts receivables	433,646	(112,266)
Prepaid expenses	(1,867)	7,724
Inventories	871,009	283,151
Accounts payable	215,098	(362,152)

Operating cash flow used by discontinued operations	1,517,886	(183,543)